DEVELOPMENT STAGE AND GOING CONCERN (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		60 Months Ended	66 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Accounting Policies [Abstract]
Cash and cash equivalents	$ 67,071		$ 67,071		$ 157,174	$ 870	$ 157,174	$ 67,071
NET (LOSS)	(900,885)	(995,327)	(3,758,173)	(2,312,658)	(5,135,618)	(4,440,103)	(11,496,178)	(15,254,351)
Net cash used in operating activities			(1,646,403)	(267,070)	(1,154,126)	(2,815,514)	(4,733,019)	(6,379,422)
Deficit accumulated during the development stage	$ (15,620,221)		$ (15,620,221)		$ (11,862,048)	$ (6,726,430)	$ (11,862,048)	$ (15,620,221)